UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

Semiannual Report

February 28, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2018

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	17

Important Notices	18

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2018

Performance1,2

Portfolio Managers Thomas H. Luster, CFA, and Maria Cappellano

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	09/27/2016	09/27/2016	–1.54%	1.21%	—	0.38%
Class A with 4.75% Maximum Sales Charge	—	—	–6.22	–3.59	—	–3.00
Class I at NAV	09/27/2016	09/27/2016	–1.51	1.47	—	0.64
Bloomberg Barclays U.S. Intermediate Corporate	—	—	–1.62%	1.13%	2.28%	0.20%
Bond Index

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					3.54%	3.29%
Net					0.65	0.40

% Distribution Rates/Yields[4]					Class A	Class I
Distribution Rate					2.81%	3.06%
SEC 30-day Yield – Subsidized					2.73	3.11
SEC 30-day Yield – Unsubsidized					–0.28	–0.25

Fund Profile

Credit Quality (% of bond holdings)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2018

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays U.S. Intermediate Corporate Bond Index measures the performance of investment-grade U.S. corporate securities with a maturity of one to ten years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 12/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year- end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 – February 28, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period* (9/1/17 – 2/28/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$984.60	$3.20	**	0.65%
Class I	$1,000.00	$984.90	$1.97	**	0.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.26	**	0.65%
Class I	$1,000.00	$1,022.80	$2.01	**	0.40%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2017.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2018

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 97.9%
Security	Principal Amount (000’s omitted)	Value

Aerospace & Defense — 1.6%
Embraer Netherlands Finance B.V., 5.40%, 2/1/27	$48	$50,940
Northrop Grumman Corp., 2.93%, 1/15/25	125	120,180
		$171,120

Agriculture — 1.6%
Reynolds American, Inc., 4.45%, 6/12/25	$164	$169,091
		$169,091

Auto Manufacturers — 5.0%
American Honda Finance Corp., 1.65%, 7/12/21	$180	$172,730
General Motors Co., 4.20%, 10/1/27	108	106,400
General Motors Financial Co., Inc., 3.10%, 1/15/19	65	65,172
Toyota Motor Credit Corp., 2.15%, 3/12/20	205	203,060
		$547,362

Auto Parts & Equipment — 0.9%
Harman International Industries, Inc., 4.15%, 5/15/25	$100	$100,948
		$100,948

Banks — 12.3%
Banco Santander S.A., 5.179%, 11/19/25	$300	$314,914
Bank of America Corp., 4.45%, 3/3/26	168	172,065
Citigroup, Inc., 2.70%, 10/27/22	110	106,866
Credit Suisse AG, 5.40%, 1/14/20	100	104,030
Goldman Sachs Group, Inc., 6.15%, 4/1/18	58	58,179
HSBC USA, Inc., 2.375%, 11/13/19	200	198,599
JPMorgan Chase & Co., 3.509% to 1/23/28, 1/23/29(1)	110	106,771
Morgan Stanley, 3.125%, 1/23/23	110	108,345
Royal Bank of Canada, 4.65%, 1/27/26	161	167,301
		$1,337,070

Beverages — 2.7%
Constellation Brands, Inc., 2.70%, 5/9/22	$190	$185,260
Dr Pepper Snapple Group, Inc., 2.55%, 9/15/26	120	107,635
		$292,895

Biotechnology — 1.0%
Celgene Corp., 2.25%, 8/15/21	$110	$106,873
		$106,873

Security	Principal Amount (000’s omitted)	Value

Chemicals — 2.0%
Mosaic Co. (The), 3.25%, 11/15/22	$110	$108,026
Sherwin-Williams Co. (The), 3.125%, 6/1/24	110	107,119
		$215,145

Commercial Services — 2.5%
Block Financial, LLC, 4.125%, 10/1/20	$100	$101,998
Ecolab, Inc., 2.70%, 11/1/26	182	169,831
		$271,829

Diversified Financial Services — 8.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.75%, 5/15/19	$150	$151,394
Air Lease Corp., 2.50%, 3/1/21	110	108,107
Ally Financial, Inc., 4.125%, 3/30/20	122	123,372
American Express Co., 3.00%, 10/30/24	110	106,223
Brookfield Finance, Inc., 3.90%, 1/25/28	110	107,279
Discover Financial Services, 3.85%, 11/21/22	100	100,776
Legg Mason, Inc., 4.75%, 3/15/26	100	104,368
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(2)	45	46,142
OM Asset Management PLC, 4.80%, 7/27/26	100	100,667
		$948,328

Electric — 4.0%
AES Gener S.A., 5.25%, 8/15/21(2)	$49	$50,296
Dominion Energy, Inc., 1.90%, 6/15/18	190	189,810
Georgia Power Co., 1.95%, 12/1/18	200	199,143
		$439,249

Electronics — 0.5%
Jabil, Inc., 3.95%, 1/12/28	$55	$52,930
		$52,930

Foods — 1.0%
Smithfield Foods, Inc., 2.65%, 10/3/21(2)	$110	$106,430
		$106,430

Gas — 0.9%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	$100	$101,250
		$101,250

5	See Notes to Financial Statements.

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Health Care – Products — 2.7%
Abbott Laboratories, 3.40%, 11/30/23	$120	$119,789
Becton Dickinson and Co., 3.734%, 12/15/24	172	169,671
		$289,460

Health Care – Services — 2.0%
Anthem, Inc., 2.50%, 11/21/20	$120	$118,751
MEDNAX, Inc., 5.25%, 12/1/23(2)	100	102,625
		$221,376

Home Builders — 1.9%
Lennar Corp., 4.75%, 4/1/21	$105	$107,625
Toll Brothers Finance Corp., 4.35%, 2/15/28	110	104,500
		$212,125

Household Products — 0.9%
Church & Dwight Co., Inc., 3.15%, 8/1/27	$100	$94,355
		$94,355

Housewares — 1.6%
Newell Brands, Inc., 3.85%, 4/1/23	$180	$179,337
		$179,337

Insurance — 3.9%
Athene Holding, Ltd., 4.125%, 1/12/28	$113	$108,952
Lincoln National Corp., 4.00%, 9/1/23	110	113,453
Principal Life Global Funding II, 3.00%, 4/18/26(2)	110	104,713
XLIT, Ltd., 2.30%, 12/15/18	100	99,741
		$426,859

Internet — 1.4%
Symantec Corp., 5.00%, 4/15/25(2)	$150	$153,390
		$153,390

Iron & Steel — 1.5%
Nucor Corp., 4.00%, 8/1/23	$163	$168,503
		$168,503

Machinery – Construction & Mining — 1.0%
Caterpillar Financial Services Corp., 2.00%, 11/29/19	$115	$113,975
		$113,975

Security	Principal Amount (000’s omitted)	Value

Media — 2.1%
Comcast Corp., 3.00%, 2/1/24	$120	$117,518
Time Warner, Inc., 3.80%, 2/15/27	120	116,348
		$233,866

Mining — 1.8%
Freeport-McMoRan, Inc., 2.375%, 3/15/18	$100	$99,970
Glencore Funding, LLC, 4.125%, 5/30/23(2)	100	101,621
		$201,591

Miscellaneous Manufacturing — 1.1%
Hexcel Corp., 4.70%, 8/15/25	$110	$114,484
		$114,484

Oil & Gas — 5.2%
Anadarko Petroleum Corp., 3.45%, 7/15/24	$86	$84,311
BP Capital Markets PLC, 3.506%, 3/17/25	170	169,931
Concho Resources, Inc., 3.75%, 10/1/27	100	97,517
Encana Corp., 6.50%, 5/15/19	100	104,273
Patterson-UTI Energy, Inc., 3.95%, 2/1/28(2)	110	106,117
		$562,149

Pharmaceuticals — 3.5%
AstraZeneca PLC, 2.375%, 11/16/20	$190	$187,580
CVS Health Corp., 2.25%, 8/12/19	100	99,191
Mylan N.V., 3.95%, 6/15/26	100	96,892
		$383,663

Pipelines — 3.8%
Energy Transfer, L.P., 6.70%, 7/1/18	$100	$101,278
Energy Transfer, L.P./Regency Energy Finance Corp., 5.00%, 10/1/22	100	104,580
Kinder Morgan, Inc., 3.15%, 1/15/23	100	98,012
Western Gas Partners, L.P., 4.50%, 3/1/28(3)	110	110,909
		$414,779

Real Estate Investment Trusts (REITs) — 6.4%
Boston Properties, L.P., 3.85%, 2/1/23	$177	$181,408
CBL & Associates, L.P., 4.60%, 10/15/24	100	82,335
Crown Castle International Corp., 3.20%, 9/1/24	100	96,427
DDR Corp., 4.625%, 7/15/22	150	156,261
EPR Properties, 4.50%, 6/1/27	100	98,616
Simon Property Group, L.P., 2.20%, 2/1/19	85	84,754
		$699,801

6	See Notes to Financial Statements.

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Retail — 5.0%
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27(2)	$100	$96,310
L Brands, Inc., 7.00%, 5/1/20	100	107,562
Tapestry, Inc., 4.125%, 7/15/27	190	186,167
Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	150	150,350
		$540,389

Semiconductors — 0.9%
QUALCOMM, Inc., 3.00%, 5/20/22	$100	$97,952
		$97,952

Software — 1.7%
Electronic Arts, Inc., 3.70%, 3/1/21	$100	$102,284
Fidelity National Information Services, Inc., 3.625%, 10/15/20	84	85,263
		$187,547

Telecommunications — 3.2%
AT&T, Inc., 2.625%, 12/1/22	$178	$172,071
Verizon Communications, Inc., 4.125%, 3/16/27	170	173,026
		$345,097

Transportation — 1.6%
A.P. Moller - Maersk A/S, 3.75%, 9/22/24(2)	$100	$97,462
Kirby Corp., 4.20%, 3/1/28	77	76,736
		$174,198

Total Corporate Bonds & Notes (identified cost $10,895,966)		$10,675,416

Short-Term Investments — 2.5%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.67%(4)	276,723	$276,723

Total Short-Term Investments (identified cost $276,728)		$276,723

Total Investments — 100.4% (identified cost $11,172,694)		$10,952,139

Other Assets, Less Liabilities — (0.4)%		$(47,817)

Net Assets — 100.0%		$10,904,322

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security converts to floating rate after the indicated fixed-rate coupon period.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2018, the aggregate value of these securities is $965,106 or 8.9% of the Fund’s net assets.

(3)	When-issued security.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2018.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	82.0%	$8,944,177
Canada	4.4	475,163
United Kingdom	4.2	458,178
Spain	2.9	314,914
Ireland	1.4	151,394
Netherlands	1.3	147,832
Bermuda	1.0	108,952
Switzerland	0.9	104,030
Cayman Islands	0.9	99,741
Denmark	0.9	97,462
Chile	0.5	50,296
Total Investments	100.4%	$10,952,139

7	See Notes to Financial Statements.

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2018
Unaffiliated investments, at value (identified cost, $10,895,966)	$10,675,416
Affiliated investment, at value (identified cost, $276,728)	276,723
Interest receivable	103,791
Dividends receivable from affiliated investment	346
Receivable from affiliate	29,696
Total assets	$11,085,972

Liabilities
Payable for when-issued securities	$109,379
Payable for Fund shares redeemed	573
Payable to affiliates:
Investment adviser and administration fee	2,677
Distribution and service fees	4
Accrued expenses	69,017
Total liabilities	$181,650
Net Assets	$10,904,322

Sources of Net Assets
Paid-in capital	$11,164,342
Accumulated distributions in excess of net investment income	(1,148)
Accumulated net realized loss	(38,317)
Net unrealized depreciation	(220,555)
Total	$10,904,322

Class A Shares
Net Assets	$20,518
Shares Outstanding	2,106
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.74
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.23

Class I Shares
Net Assets	$10,883,804
Shares Outstanding	1,117,473
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.74

On sales of $50,000 or more, the offering price of Class A shares is reduced.

8	See Notes to Financial Statements.

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2018
Interest	$159,294
Dividends from affiliated investment	2,282
Total investment income	$161,576

Expenses
Investment adviser and administration fee	$17,109
Distribution and service fees
Class A	28
Trustees’ fees and expenses	475
Custodian fee	24,340
Transfer and dividend disbursing agent fees	893
Legal and accounting services	25,004
Printing and postage	4,620
Registration fees	24,952
Miscellaneous	3,264
Total expenses	$100,685
Deduct —
Allocation of expenses to affiliate	$79,271
Total expense reductions	$79,271

Net expenses	$21,414

Net investment income	$140,162

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$13,023
Investment transactions — affiliated investment	10
Net realized gain	$13,033
Change in unrealized appreciation (depreciation) —
Investments	$(316,969)
Investments — affiliated investment	(5)
Net change in unrealized appreciation (depreciation)	$(316,974)

Net realized and unrealized loss	$(303,941)

Net decrease in net assets from operations	$(163,779)

9	See Notes to Financial Statements.

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2018 (Unaudited)	Period Ended August 31, 2017(1)
From operations —
Net investment income	$140,162	$130,703
Net realized gain (loss)	13,033	(52,942)
Net change in unrealized appreciation (depreciation)	(316,974)	96,419
Net increase (decrease) in net assets from operations	$(163,779)	$174,180
Distributions to shareholders —
From net investment income
Class A	$(268)	$(342)
Class I	(140,624)	(131,223)
Total distributions to shareholders	$(140,892)	$(131,565)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$500	$39,946
Class I	2,059,363	9,831,187
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	268	341
Class I	140,624	130,724
Cost of shares redeemed
Class A	(20,087)	(80)
Class I	(1,011,311)	(5,097)
Net increase in net assets from Fund share transactions	$1,169,357	$9,997,021

Net increase in net assets	$864,686	$10,039,636

Net Assets
At beginning of period	$10,039,636	$—
At end of period	$10,904,322	$10,039,636

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(1,148)	$(418)

(1)	For the period from the start of business, September 27, 2016, to August 31, 2017.

10	See Notes to Financial Statements.

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2018

Financial Highlights

	Class A
	Six Months Ended February 28, 2018 (Unaudited)		Period Ended August 31, 2017(1)
Net asset value — Beginning of period	$10.010		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.118		$0.195
Net realized and unrealized gain (loss)	(0.270)		0.012

Total income (loss) from operations	$(0.152)		$0.207

Less Distributions
From net investment income	$(0.118)		$(0.197)

Total distributions	$(0.118)		$(0.197)

Net asset value — End of period	$9.740		$10.010

Total Return(3)(4)	(1.54	)%(5)	2.11	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21		$40
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.65	%(6)	0.65	%(6)
Net investment income	2.40	%(6)	2.13	%(6)
Portfolio Turnover	23	%(5)	45	%(5)

(1)	For the period from the start of business, September 27, 2016, to August 31, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.48% and 2.89% of average daily net assets for the six months ended February 28, 2018 and the period ended August 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2018

Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2018 (Unaudited)		Period Ended August 31, 2017(1)
Net asset value — Beginning of period	$10.020		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.129		$0.220
Net realized and unrealized gain (loss)	(0.279)		0.021

Total income (loss) from operations	$(0.150)		$0.241

Less Distributions
From net investment income	$(0.130)		$(0.221)

Total distributions	$(0.130)		$(0.221)

Net asset value — End of period	$9.740		$10.020

Total Return(3)(4)	(1.51	)%(5)	2.46	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,884		$9,999
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.40	%(6)	0.40	%(6)
Net investment income	2.62	%(6)	2.40	%(6)
Portfolio Turnover	23	%(5)	45	%(5)

(1)	For the period from the start of business, September 27, 2016, to August 31, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.48% and 2.89% of average daily net assets for the six months ended February 28, 2018 and the period ended August 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek current income. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of

13

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At August 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $53,064 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at August 31, 2017, $53,064 are short-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$11,171,698

Gross unrealized appreciation	$10,128
Gross unrealized depreciation	(229,687)

Net unrealized depreciation	$(219,559)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.32% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the six months ended February 28, 2018, the investment adviser and administration fee amounted to $17,109 or 0.32% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.65% and 0.40% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after December 31, 2018. Pursuant to this agreement, EVM was allocated $79,271 of the Fund’s operating expenses for the six months ended February 28, 2018. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2018, EVM earned $129 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received no sales charge on sales of Class A shares for the six months ended February 28, 2018. EVD received distribution and service fees from Class A shares (see Note 4).

14

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2018 amounted to $28 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2018, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $3,605,084 and $2,386,044, respectively, for the six months ended February 28, 2018.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2018 (Unaudited)	Period Ended August 31, 2017(1)

Sales	51	4,013
Issued to shareholders electing to receive payments of distributions in Fund shares	27	34
Redemptions	(2,011)	(8)

Net increase (decrease)	(1,933)	4,039

Class I	Six Months Ended February 28, 2018 (Unaudited)	Period Ended August 31, 2017(1)

Sales	206,534	985,591
Issued to shareholders electing to receive payments of distributions in Fund shares	14,204	13,203
Redemptions	(101,548)	(511)

Net increase	119,190	998,283

(1)	For the period from the start of business, September 27, 2016, to August 31, 2017.

At February 28, 2018, EVM owned 46.3% of the value of the outstanding shares of the Fund.

15

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2018.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$10,675,416	$—	$10,675,416
Short-Term Investments	—	276,723	—	276,723

Total Investments	$—	$10,952,139	$—	$10,952,139

The Fund held no investments or other financial instruments as of August 31, 2017 whose fair value was determined using Level 3 inputs. At February 28, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

16

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

February 28, 2018

Officers and Trustees

Officers of Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

17

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

18

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

24973    2.28.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Although the relief contained in the No-Action Letter was scheduled to expire eighteen months from issuance, it was extended via a subsequent no-action letter issued on September 22, 2017 (see Fidelity Management & Research Company et al., No-Action Letter (Sept. 22, 2017)).

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 26, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018